Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties
Schedule of balances with related parties
	December 31, 2021
	Other receivables (i)	Trade receivables (Note 10 and 20c)	Indemnification asset (note 20b)	Other payments (ii)	Suppliers (note 15)	Bonds (note 14)
Acel Adminstração de Cursos Educacionais Ltda	-	6,482	-	-	474	-
Anhanguera Educacional Participacoes SA.	-	413	-	-	-	-
Centro Educacional Leonardo Da Vinci SS	-	-	-	-	6	-
Cogna Educação S.A.	-	-	160,470	3,021	-	315,764
Colégio Ambiental Ltda	-	805	-	-	-	-
Colégio JAO Ltda.	-	4,974	-	-	33	-
Colegio Manauara Lato Sensu Ltda.	-	3,291	-	-	458	-
Colegio Manauara Cidade Nova Ltda.		395			-
Colegio Visao Eireli	-	132	-	-	13	-
Colégio Cidade Ltda	-	397	-	-	15	-
COLEGIO DO SALVADOR LTDA		1			-
Curso e Colégio Coqueiro Ltda	-	434	-	-	20	-
ECSA Escola A Chave do Saber Ltda	-	1,444	-	-	16	-
Editora Atica S.A.	-	2,207	-	20,040	9,239	-
Editora E Distribuidora Educacional S.A.	-	436	-	15,754	88	-
Editora Scipione S.A.	-	445	-	211	556	-
Educação Inovação e Tecnologia S.A.	-	-	-	128	-	-
Escola Mater Christi Ltda.	-	765	-	-	139	-
Escola Riacho Doce Ltda	-	-	-	-	24	-
Maxiprint Editora Ltda.	-	1,205	-	117	76	-
Nucleo Brasileiro de Estudos Avançados Ltda	-	420	-	-	45	-
Papelaria Brasiliana Ltda	-	644	-	-	-	-
Pitagoras Sistema De Educacao Superior Ltda.	-	76	-	-	-	-
Saber Serviços Educacionais S.A.	14	7,269	-	-	578	-
Saraiva Educacao S.A.	365	1,179	-	-	5,136	-
SGE Comercio De Material Didatico Ltda.	-	-	-	-	1,687	-
Sistema P H De Ensino Ltda.	-	4,421	-	-	177	-
Sociedade Educacional Alphaville Ltda	-	1,257	-	-	1	-
Sociedade Educacional Doze De Outubro Ltda.	-	734	-	-	47	-
Sociedade Educacional Parana Ltda.	-	91	-	-	11	-
Somos Idiomas SA	122	-	-	-	-	-
Somos Operações Escolares S.A.	-	3,305	-	-	29	-
SSE Serviços Educacionais Ltda.	-	3,602	-	-	665	-
	501	46,824	160,470	39,271	19,533	315,764
(i)	Refers substantially to accounts receivable generated from sharing costs e.g IT services shared by the Company to Cogna Group
(ii)	Refers substantially to accounts payable by sharing expenses e.g property leasing, personnel and IT licenses shared with Cogna Group.
	December 31, 2020
	Other receivables (i)	Trade receivables (Note 9)	Indemnification asset (note 20b)	Other payments (ii)	Loans (iii)	Suppliers (note 14)	Bonds (note 13)
Acel Adminstração de Cursos Educacionais Ltda	-	2,899	-	-	-	36	-
Anhanguera Educacional Participacoes SA.	-	413	-	-	-	-	-
Centro Educacional Leonardo Da Vinci SS	-	63	-	-	-	-	-
Cogna Educação S.A.	-	-	153,714	1,354	20,884	-	691,451
Colégio Ambiental Ltda	-	315	-	-	-		-
Colégio JAO Ltda.	-	772	-	-	-	-	-
Colegio Manauara Lato Sensu Ltda.	-	2,838	-	-	-	173	-
Colégio Motivo Ltda.	-	1,250	-	-	-	249	-
Colegio Visao Eireli	-	115	-	-	-	-	-
Conlégio Cidade Ltda	-	155	-	-	-		-
Curso e Colégio Coqueiro Ltda	-	188	-	-	-		-
ECSA Escola A Chave do Saber Ltda	-	435	-	-	-		-
Editora Atica S.A.	-	1,193	-	72,158	-	7,392	-
Editora E Distribuidora Educacional S.A.	-	528	-	9,547	-	89	-
Editora Scipione S.A.	-	414	-	13,408	-	1,386	-
Educação Inovação e Tecnologia S.A.	-	-	-	229	-	0	-
EDUFOR Serviços Educacionais Ltda	-	10	-	-	-		-
Escola Mater Christi Ltda.	-	216	-	-	-	104	-
Escola Riacho Doce Ltda	-	253	-	-	-		-
Maxiprint Editora Ltda.	13	367	-	-	-	26	-
Nucleo Brasileiro de Estudos Avançados Ltda	-	391	-	-	-		-
Papelaria Brasiliana Ltda	-	1,478	-	-	-		-
Pitagoras Sistema De Educacao Superior Ltda.	-	127	-	-	-	-	-
Saber Serviços Educacionais S.A.	1,686	3,710	-	-	-	2,658	100,892
Saraiva Educacao S.A.	-	804	-	36,454	-	8,010	-
SGE Comercio De Material Didatico Ltda.	-	6	-	41	-	661	-
Sistema P H De Ensino Ltda.	-	2,348	-	2,116	-	163	-
Sociedade Educacional Alphaville Ltda	-	190	-	-	-		-
Sociedade Educacional Doze De Outubro Ltda.	-	231	-	-	-	36	-
Sociedade Educacional NEODNA Cuiaba Ltda	-	101	-	-	-		-
Somos Idiomas SA	79	-	-	-	-	-	-
Somos Operações Escolares S.A.	292	980	-	-	-	-	-
	2,070	22,791	153,714	135,307	20,884	20,985	792,343
(i)	Refers to other receivables related to cost sharing agreements where substantially Saber Serviços Educacionais (“Saber”), a Cogna Group entity, takes services from the Company.
(ii)	Refers substantially to “Reverse Factoring” contracts for raw material purchases, specifically graphics and paper, which the Company reimburses Atica and Scipione. See item a, below.
(iii)	Until December 31, 2020 the Company held a loan agreement with Cogna Educação S,A, in the amount of R$ 20,884 that was paid on January 21, 2021.

Schedule of transactions with related parties
	Year ended December 31, 2021				Year ended December 31, 2020				Year ended December 31, 2019
Transactions:	Revenues	Finance costs (i)	Cost Sharing (note 20d)	Sublease (note 20f)	Revenues	Finance costs	Cost Sharing (note 20d)	Sublease (note 20f)	Revenues	Finance costs
Acel Administracao De Cursos Educacionais Ltda.	2,790	-	-	-	1,230	-	-	-	-	-
Centro Educacional Leonardo Da Vinci SS	41	-	-	-	1,319	-	-	-	511	-
Cogna Educação S.A.	-	25,859	-	-	-	48,432	-	-	-	86,839
Colégio Ambiental Ltda	496	-	-	-	-	-	-	-	-	-
Colégio Cidade Ltda	146	-	-	-	-	-	-	-	-	-
Colegio JAO Ltda.	1,582	-	-	-	387	-	-	-	311	-
Colégio Manauara Lato Sensu Ltda.	1,903	-	-	-	3,139	-	-	-	-	-
Colegio Manauara Cidade Nova Ltda.	275	-	-	-	-	-	-	-	-	-
Colégio Motivo Ltda.	35	-		-	1,308	-	-	-	-	-
Colégio Visão Ltda	287	-	-	-	-	-	-	-	-	-
Cursos e Colégio Coqueiros Ltda	268	-	-	-	-	-	-	-	-	-
Ecsa Escola A Chave Do Saber Ltda.	593	-	-	-	657	-	-	-	-	-
Editora Atica S.A.	5,374	-	6,130	13,153	7,287	229	11,989	15,364	-	-
Editora E Distribuidora Educacional SA.	-	-	31,384	-	1,841	-	36,144	1,489	469	-
Editora Scipione SA.	1,341	-	-	-	1,551	-	-	-	-	-
Escola Mater Christi	311	-	-	-	246	-	-	-	-	-
Escola Riacho Doce Ltda	77	-	-	-	-	-	-	-	-	-
Maxiprint Editora Ltda.	1,107	-	-	-	612	-	-	-	-	-
Nucleo Brasileiro de Estudos Avancados Ltda	276	-	-	-	423	-	-	-	-	-
Papelaria Brasiliana Ltda	249	-	-	-	1,287	-	-	-	-	-
Saber Serviços Educacionais S.A.	900	-	-	-	1,254	6,740	-	729	4,642	5,744
Saraiva Educacao SA.	2,405	-	-	2,528	3,364	-	-	3,739	-	-
Sistema P H De Ensino Ltda.	4,417	-	-	-	5,776	-	-	-	1,909	-
Sociedade Educacional Alphaville SA	414	-	-	-	317	-	-	-	-	-
Sociedade Educacional Doze De Outubro Ltda	360	-	-	-	295	-	-	-	1,770	-
Sociedade Educacional Neodna Cuiaba Ltda.	224	-	-	-	367	-	-	-	1,307	-
Sociedade Educacional Parana Ltda.	-	-	-	-	795	-	-	-	-	-
SOE Operações Escolares SA.	1,086	-	-	-	-	-	-	-	-	-
Somos Educação S.A.	-	-	-	-	-	278	-	-	-	-
Somos Idiomas Ltda	-	-	-	258	-	-	-	-	-	-
Somos Operações Escolares SA.	243	-	-	-	-	-	-	-	1,647	-
SSE Serviços Educacionais Ltda.	1,463	-	-	-	-	-	-	-	-	-
Sociedade Educacional NEODNA Cuiaba Ltda - EPP	-	-	-	-	367	-	-	-	-	-
Others	-	-	-	-	-	-	-	362	134	-
	28,663	25,859	37,514	15,939	33,822	55,679	48,133	21,683	12,700	92,583
(i)	Refers to debentures interest; see Note 14.

Schedule of commercial lease and sublease agreements with related parties
Lessee Entity	Counterparty to lease agreement (Lessor)	Monthly payments	Maturity	Rate	State of the property in use
Somos Sistemas de Ensino S,A,	Editora Scipione S,A,	R$35	60 months from the agreement date	Inflation index	Pernambuco (Recife)
Somos Sistemas de Ensino S,A,	Editora Ática S,A,	R$30	60 months from the agreement date	Inflation index	Bahia (Salvador)
Entity (Sublessor)	Counterparty to the sublease agreement (Sublessee)	Monthly payments	Maturity	Rate	State of the property in use
Editora e Distribuidora Educacional S,A (“EDE”)	Somos Sistemas de Ensino S,A,	R$ 390	September 30, 2025	Inflation index	São Paulo (São Paulo)
Somos Sistemas de Ensino S,A,	Editora Ática S,A,	R$439	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S,A,	SGE Comércio de Material Didático Ltda, (“SGE”),	R$15	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S,A,	Somos Idiomas S,A,	R$ 3	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S,A,	Saraiva Educação S,A, (“Sariva”)	R$ 113	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S,A,	Livraria Livro Fácil Ltda,(“Livro Fácil”)	R$ 82	September 30, 2025	Inflation index	São Paulo (São José dos Campos)
Somos Sistemas de Ensino S,A,	Editora e Distribuidora Educacional S,A (“EDE”)	R$ 43	September 30, 2025	Inflation index	São Paulo (São José dos Campos)

Schedule of key management personnel compensation expenses
	December 31, 2021	December 31, 2020	December 31, 2019
Short-term employee benefits	4,685	6,982	11,430
Share-based compensation plan	8,305	33,594	1,372
	12,990	40,576	12,802